Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Other Intangible Asset [Line Items]
Accumulated goodwill impairment losses	$ 0
Amortization expense	$ 53,000,000	$ 16,000,000